Subsequent Events (Narrative) (Detail) (USD $)			3 Months Ended		1 Months Ended							1 Months Ended								3 Months Ended		1 Months Ended	3 Months Ended						1 Months Ended		3 Months Ended
	Mar. 31, 2013	Feb. 14, 2013	Mar. 31, 2013 Refinancing Eetc	Dec. 31, 2012 Refinancing Eetc	Jan. 24, 2013 New Eetc [Member]	Jan. 23, 2013 Capacity Purchase Arrangements [Member]	Mar. 31, 2013 Capacity Purchase Arrangements [Member]	Dec. 31, 2012 Capacity Purchase Arrangements [Member]	Mar. 31, 2013 Purchase Commitment	Dec. 31, 2012 Purchase Commitment	Jan. 23, 2013 Purchase Commitment American Jet Aircraft And Engines [Member]	Jan. 23, 2013 Boeing Seven Eight Seven Eight For Boeing Seven Eight Seven Nine [Member]	Jan. 23, 2013 Boeing Seven Three Seven Family	Jan. 23, 2013 Boeing Seven Seven Seven Family [Member]	Jan. 23, 2013 Boeing Seven Eight Seven Family	Jan. 23, 2013 Boeing Seven Three Seven Max Aircraft	Jan. 23, 2013 Embraer One Seven Five [Member]	Jan. 23, 2013 Embraer One Seven Five [Member] Minimum [Member]	Jan. 23, 2013 Embraer One Seven Five [Member] Maximum [Member]	Mar. 31, 2013 Boeing Seven Three Seven Eight Two Three Refinancing Eetc	Dec. 31, 2012 Boeing Seven Three Seven Eight Two Three Refinancing Eetc	Jan. 24, 2013 Boeing Seven Three Seven Eight Two Three New Eetc [Member]	Mar. 31, 2013 Boeing Seven Five Seven Two Two Three Refinancing Eetc	Dec. 31, 2012 Boeing Seven Five Seven Two Two Three Refinancing Eetc	Mar. 31, 2013 Boeing Seven Six Seven Three Two Three E R [Member] Refinancing Eetc	Dec. 31, 2012 Boeing Seven Six Seven Three Two Three E R [Member] Refinancing Eetc	Mar. 31, 2013 Boeing Seven Seven Seven Two Two Three E R Refinancing Eetc	Dec. 31, 2012 Boeing Seven Seven Seven Two Two Three E R Refinancing Eetc	Jan. 24, 2013 Boeing Seven Seven Seven Two Two Three E R New Eetc [Member]	Jan. 24, 2013 Boeing 777-300ER Aircraft New Eetc [Member]	Jun. 30, 2013 Subsequent Event
JFK General Unsecured Claims																															$ 171,000,000
JFK General Unsecured Claims - Previously Accrued																															124,000,000
Restructured Aircraft Purchase Agreement Aircraft Substitution												20
Option to Purchase Aircraft													40	13	58	60
Aircraft to be acquired																100
Unrecorded Unconditional Purchase Obligation, Due Within One Year						353,000,000	257,000,000	249,000,000	1,600,000,000	2,100,000,000	2,300,000,000
Unrecorded Unconditional Purchase Obligation, Due within Two Years						589,000,000	521,000,000	188,000,000	1,900,000,000	1,000,000,000	1,500,000,000
Unrecorded Unconditional Purchase Obligation, Due within Three Years						739,000,000	670,000,000	179,000,000	1,700,000,000	314,000,000	1,700,000,000
Unrecorded Unconditional Purchase Obligation, Due within Four Years						736,000,000	676,000,000	170,000,000	2,100,000,000	355,000,000	2,100,000,000
Unrecorded Unconditional Purchase Obligation, Due within Five Years						580,000,000	520,000,000	11,000,000	2,100,000,000	745,000,000	2,100,000,000
Unrecorded Unconditional Purchase Obligation, Due after Five Years						4,800,000,000	4,400,000,000	0	12,600,000,000	6,600,000,000	12,800,000,000
Term of Unrecorded Unconditional Purchase Obligation						12
Aircraft to be acquired by Republic Airlines																	53
First Class Seats																	12
Main Cabin Seats																	64
Aircraft phased into operation each month																		2	3
Amount of Refinancing EETC to be offered pursuant to Rule 144A			1,500,000,000	1,500,000,000
Number of Aircraft to be Collateralized																				41	41	8	14	14	1	1	19	19	1	4
Merger - Portion of Shares to US Air Stakeholders	28.00%	28.00%
Amount of New EETC to be offered pursuant to Rule 144A					750,000,000
Merger - Portion of Shares to AMR Stakeholders	72.00%	72.00%
Merger - AMR Termination Fee	135,000,000	135,000,000
Merger - US Air Termination Fee	55,000,000	55,000,000
Merger - Termination Fee in Event of Breach	195,000,000	195,000,000
Merger - Claims Held by Claimholders in Support Agreement	$ 1,200,000,000	$ 1,200,000,000
Merger - Price per Share US Air Stock at Close	$ 10.40	$ 10.4
Merger - Discount on Conversion Price of New American Stock	3.50%	3.50%
Merger - Portion to Existing Stockholders	3.50%	3.50%
Merger - Portion to Labor Related Claimholders	23.60%	23.60%